ORGANIZATION	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
ORGANIZATION
1.  ORGANIZATION

American Scientific Resources, Incorporated, a Nevada corporation (“ASRI”, together with its wholly-owned subsidiary, Kidz-Med, Inc., the “Company”), develops, manufactures, assembles, markets and distributes medical products sourced from around the globe.  The Company distributes a leading line of medical and medicine delivery devices for children and sensitive adults, including a clinical non-contact thermometer (the VeraTemp Non-Contact Thermometer) and a needle and lancet destruction device (the Disintegrator Plus®).  Products are distributed primarily through leading retail drug and grocery chains, worldwide medical suppliers, the Company’s website and other on-line sites.  The Company’s common stock is currently quoted on the OTCQB under the symbol “ASFX”.

On February 11, 2011, the Company increased the number of shares of its authorized common stock from 2.5 billion to 5.0 billion.  On March 21, 2011, the Company effected a 200-to-1 reverse split of its common stock, reducing the total amount of common stock issued and outstanding to 11,729,789 shares on that date.  The Company has retroactively adjusted common share and per common share amounts for the effect of the reverse split.  Unaudited, pro forma weighted average shares outstanding and net loss per share have been included on the face of the Company’s statements of operations reflecting the post-split effect of the reverse stock split.  Common share and per common share information in these financial statements has generally been presented on a split adjusted basis.

1.  ORGANIZATION

American Scientific Resources, Incorporated, a Nevada corporation (“ASRI”, together with its wholly-owned subsidiary, Kidz-Med, Inc., the “Company”), develops, manufactures, assembles, markets and distributes medical products sourced from around the globe.  The Company distributes a leading line of medical and medicine delivery devices for children and sensitive adults including a clinical non-contact thermometer (the Vera Temp Non-Contact Thermometer) and a needle and lancet destruction device (the Disintegrator Plus®).  Products are distributed primarily through leading retail drug and grocery chains, worldwide medical suppliers, the Company’s website and other on-line sites.  The Company’s common stock is listed on the OTCQB, and trades under the ticker symbol ASFXD.

On February 11, 2011, the Company increased the number of shares of its authorized common stock from 2.5 billion to 5.0 billion.  On March 21, 2011, the Company effected a 200-to-1 reverse split of its common stock shares, reducing the total amount of common stock issued and outstanding to 11,729,789 shares on that date.  Unaudited, pro forma weighted average shares outstanding and net loss per share have been included on the face of the Company’s consolidated statements of operations reflecting the post-split effect of the reverse stock split.  All other share information in these financial statements has been presented on a pre-split basis except where indicated.